BROWN CAPITALM ANAGEMENT SMALL COMPANY FUND | Institutional Shares
Summary The Brown capitalm anagement small company fund
Investment Objective
The Small Company Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Small Company Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BROWN CAPITALM ANAGEMENT SMALL COMPANY FUND	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BROWN CAPITALM ANAGEMENT SMALL COMPANY FUND		Institutional Shares		Investor Shares
Management Fees		1.00%		1.00%
Distribution and/or Service (12b-1) Fees		none		0.20%
Other Expenses		0.06%		0.06%
Acquired Fund Fees and Expenses		0.01%		0.01%
Total Annual Fund Operating Expenses	[2]	1.07%	[1]	1.27%	[3]
[1]	The Advisor has entered into an Expense Limitation Agreement with the Small Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Small Company Fund and to assume other expenses of the Small Company Fund, if necessary, in an amount that limits the Small Company Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Small Company Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.25% until July 31, 2017. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses being less than the operating expense limit for the Small Company Fund, the Small Company Fund may reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Small Company Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Small Company Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver and/or reimbursement.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Brown Capital Management, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the Small Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Small Company Fund and to assume other expenses of the Small Company Fund, if necessary, in an amount that limits the Small Company Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Small Company Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.25% until July 31, 2017. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses being less than the operating expense limit for the Small Company Fund, the Small Company Fund may reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Small Company Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Small Company Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver and/or reimbursement.

Example

This example is intended to help you compare the cost of investing in the Small Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Small Company Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BROWN CAPITALM ANAGEMENT SMALL COMPANY FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	109	340	590	1,304
Investor Shares	129	403	697	1,532

Portfolio Turnover

The Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Company Fund’s performance. During the most recent fiscal year, the Small Company Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies.

The Small Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of those companies with total operating revenues of $250 million or less at the time of the initial investment, (“small companies”). It is important to note that the Small Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the Small Company Fund is on the revenue produced by the issuer of the securities.

The Small Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies. The Small Company Fund typically holds a portfolio of between 40 to 65 securities which the Advisor believes have the potential for growth.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money and headaches and provide an exceptional value proposition to consumers. The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the Small Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes Small Company from small capitalization investing by its use of revenue not market capitalization to identify and invest in exceptional small companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically retain no more than $250 million in revenue at the time of initial investment. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisor believes that in-depth fundamental research, when applied over a three to five year time horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the Small Company Fund’s portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40-65 companies and their research efforts may, collective, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the Small Company Fund’s portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Principal Risks of Investing in the Fund

An investment in the Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Small Company Fund will be successful in meeting its investment objective. Generally, the Small Company Fund will be subject to the following risks:

  Market Risk: Market risk refers to the possibility that the value of equity securities held by the Small Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the Small Company Fund on a daily basis, and, as a result, such movements may negatively affect the Small Company’s net asset value.

  Investment Style Risk: The performance of the Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

  Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Small Company Fund to achieve its investment objectives.

  Market Sector Risk: The percentage of the Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

  Equity Securities Risk: To the extent that the majority of the Small Company Fund’s portfolio consists of common stocks, it is expected that the Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

  Small Companies Risk: Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

  Micro-Cap Companies Risk: Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

Performance Information

The bar chart and table shown below provide an indication of the risks of investing in the Institutional Shares of the Small Company Fund by showing changes in the Small Company Fund’s performance from year to year and by showing how the Small Company Fund’s average annual total returns compare to that of two broad-based securities market indexes. The Small Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the Small Company Fund will perform in the future. Updated information on the Small Company Fund’s results can be obtained by visiting http://www.browncapital.com/small-funds-overview%20institutional.html.

Calendar Year Returns

Year-to-date return as of the most recent quarter ended June 30, 2016 was 1.60%.

Quarterly Returns During This Time Period

Highest return for a quarter	19.56%	Quarter ended September 30, 2013
Lowest return for a quarter	-6.80%	Quarter ended September 30, 2015

Average Annual Total Returns Periods ended December 31, 2015
Average Annual Total Returns - BROWN CAPITALM ANAGEMENT SMALL COMPANY FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Shares					Dec. 15, 2011
Institutional Shares | Return Before Taxes	8.96%			18.51%
Institutional Shares | After taxes on distributions	6.79%			17.36%
Institutional Shares | After taxes on distributions and sale of shares	6.83%			14.82%
Institutional Shares | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	(4.41%)			8.84%
Institutional Shares | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)	(1.38%)			7.18%
Investor Shares | Return Before Taxes	8.75%	14.26%	13.02%
Investor Shares | After taxes on distributions	6.57%	13.35%	12.21%
Investor Shares | After taxes on distributions and sale of shares	6.73%	11.43%	10.82%
Investor Shares | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	(4.41%)	9.19%	6.80%
Investor Shares | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)	(1.38%)	10.67%	7.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

BROWN CAPITALM ANAGEMENT SMALL COMPANY FUND | Investor Shares
Summary The Brown capital management small company fund
Investment Objective
The Small Company Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Small Company Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BROWN CAPITALM ANAGEMENT SMALL COMPANY FUND	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - BROWN CAPITALM ANAGEMENT SMALL COMPANY FUND		Institutional Shares		Investor Shares
Management Fees		1.00%		1.00%
Distribution and/or Service (12b-1) Fees		none		0.20%
Other Expenses		0.06%		0.06%
Acquired Fund Fees and Expenses		0.01%		0.01%
Total Annual Fund Operating Expenses	[2]	1.07%	[1]	1.27%	[3]
[1]	The Advisor has entered into an Expense Limitation Agreement with the Small Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Small Company Fund and to assume other expenses of the Small Company Fund, if necessary, in an amount that limits the Small Company Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Small Company Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.25% until July 31, 2017. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses being less than the operating expense limit for the Small Company Fund, the Small Company Fund may reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Small Company Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Small Company Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver and/or reimbursement.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Brown Capital Management, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the Small Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Small Company Fund and to assume other expenses of the Small Company Fund, if necessary, in an amount that limits the Small Company Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Small Company Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.25% until July 31, 2017. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses being less than the operating expense limit for the Small Company Fund, the Small Company Fund may reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Small Company Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Small Company Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver and/or reimbursement.

Example

This example is intended to help you compare the cost of investing in the Small Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Small Company Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BROWN CAPITALM ANAGEMENT SMALL COMPANY FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	109	340	590	1,304
Investor Shares	129	403	697	1,532

Portfolio Turnover

The Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Company Fund’s performance. During the most recent fiscal year, the Small Company Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies.

The Small Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of those companies with total operating revenues of $250 million or less at the time of the initial investment, (“small companies”). It is important to note that the Small Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the Small Company Fund is on the revenue produced by the issuer of the securities.

The Small Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies. The Small Company Fund typically holds a portfolio of between 40 to 65 securities which the Advisor believes have the potential for growth.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money and headaches and provide an exceptional value proposition to consumers. The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the Small Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes Small Company from small capitalization investing by its use of revenue not market capitalization to identify and invest in exceptional small companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically retain no more than $250 million in revenue at the time of initial investment. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisor believes that in-depth fundamental research, when applied over a three to five year time horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the Small Company Fund’s portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40-65 companies and their research efforts may, collective, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the Small Company Fund’s portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Principal Risks of Investing in the Fund

An investment in the Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Small Company Fund will be successful in meeting its investment objective. Generally, the Small Company Fund will be subject to the following risks:

  Market Risk: Market risk refers to the possibility that the value of equity securities held by the Small Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the Small Company Fund on a daily basis, and, as a result, such movements may negatively affect the Small Company’s net asset value.

  Investment Style Risk: The performance of the Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

  Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Small Company Fund to achieve its investment objectives.

  Market Sector Risk: The percentage of the Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

  Equity Securities Risk: To the extent that the majority of the Small Company Fund’s portfolio consists of common stocks, it is expected that the Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

  Small Companies Risk: Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

  Micro-Cap Companies Risk: Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

Performance Information

The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the Small Company Fund by showing changes in the Small Company Fund’s performance from year to year and by showing how the Small Company Fund’s average annual total returns compare to that of two broad-based securities market indexes. Prior to November 30, 2011, the Investor Shares did not have a 12b-1 fee. The performance reflected in the bar chart has been restated to reflect the effect of the 12b-1 fee for the Investor Shares. The Small Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the Small Company Fund will perform in the future. Updated information on the Small Company Fund’s results can be obtained by visiting http://www.browncapital.com/small-funds-overview.html.

Calendar Year Returns

Year-to-date return as of the most recent quarter ended June 30, 2016 was 1.48%

Quarterly Returns During This Time Period

Highest return for a quarter	20.12%	Quarter ended June 30, 2009
Lowest return for a quarter	-23.13%	Quarter ended December 31, 2008

Average Annual Total Returns Periods ended December 31, 2015
Average Annual Total Returns - BROWN CAPITALM ANAGEMENT SMALL COMPANY FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Shares					Dec. 15, 2011
Institutional Shares | Return Before Taxes	8.96%			18.51%
Institutional Shares | After taxes on distributions	6.79%			17.36%
Institutional Shares | After taxes on distributions and sale of shares	6.83%			14.82%
Institutional Shares | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	(4.41%)			8.84%
Institutional Shares | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)	(1.38%)			7.18%
Investor Shares | Return Before Taxes	8.75%	14.26%	13.02%
Investor Shares | After taxes on distributions	6.57%	13.35%	12.21%
Investor Shares | After taxes on distributions and sale of shares	6.73%	11.43%	10.82%
Investor Shares | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	(4.41%)	9.19%	6.80%
Investor Shares | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)	(1.38%)	10.67%	7.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).